Property, Plant and Equipment, Net - Schedule of Property, Plant and Equipment, Net (Details)		Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Jul. 11, 2023 USD ($)	Jul. 11, 2023 TWD ($)
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross		$ 30,648,743	$ 28,490,336
Construction in progress		971,267	1,592,843
Less: accumulated depreciation		(11,916,419)	(11,692,833)
Less: Impairment of property, plant and equipment		(181,919)	(194,812)
Property, plant and equipment, net		19,521,672	18,195,534	$ 14,729	$ 415,000
Land [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross	[1]	9,946,330	9,395,038
Machinery [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross		12,154,188	13,398,770
Office and other equipment [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross		2,576,328	2,078,313
Property and buildings [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross	[1]	675,349	285,260
Leasehold improvements [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross		4,627,528	2,841,027
Operating equipment [Member]
Property, Plant and Equipment [Line Items]
Plant, property and equipment, gross		$ 669,020	$ 491,928

[1]	On July 11, 2023, the Group entered an agreement with Chiayi Sports Equipment Co., Ltd to acquire its land and buildings with the total area of 10,069 square meters, and the consideration of TWD 296,000,000 (approximately $9,666,884), including tax of TWD415,000 (approximately $14,729). The land was freehold land with no depreciation recognized.